Subsequent events, textuals (Details) - Series B-2 Convertible Preferred Stock [Member] - USD ($) $ in Thousands	8 Months Ended
	Sep. 13, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Preferred stock shares outstanding		775
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred shares converted	1,365
Preferred stock shares outstanding	410
Conversion of Series B preferred stock to common stock, shares (Note 8)	978,356
Total proceeds	$ 1,000
Number of warrants	1,000